ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.7%
	FIXED INCOME - 0.7%
10,000	Pacer Pacific Asset Floating Rate High Income ETF	$ 475,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $475,092)	475,600

	OPEN-END FUNDS — 89.8%
	ALTERNATIVE - 11.1%
291,829	Ambassador Fund	2,979,572
424,956	Pioneer CAT Bond Fund, Class Y	4,568,280
		7,547,852
	FIXED INCOME - 78.7%
920,598	American Beacon SiM High Yield Opportunities Fund, Class Y	8,405,063
1,186,944	BlackRock High Yield Bond Portfolio, Institutional Class	8,379,822
355,450	BlackRock High Yield Municipal Fund, Institutional Class	3,184,834
1,211,710	BNY Mellon Floating Rate Income Fund, Class I	13,510,569
709,779	Bramshill Multi Strategy Income Fund, Institutional Class	4,620,663
306,749	Cohen & Steers Preferred Securities and Income, Class I	3,705,522
234,742	DoubleLine Emerging Markets Fixed Income Fund, Class I	2,091,549
934,579	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	8,448,598
100,100	Thompson Bond Fund	1,013,013
		53,359,633

	TOTAL OPEN-END FUNDS (Cost $58,909,545)	60,907,485

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
499,975	Fidelity Government Portfolio, Class I, 5.21%(a)	499,975
499,975	First American Government Obligations Fund, Class Z, 5.19%(a)	499,975
	TOTAL MONEY MARKET FUNDS (Cost $999,950)	999,950

	TOTAL SHORT-TERM INVESTMENTS (Cost $999,950)	999,950

ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value

	TOTAL INVESTMENTS - 92.0% (Cost $60,384,587)			$ 62,383,035
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.0%			5,437,246
	NET ASSETS - 100.0%			$ 67,820,281

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
28	CME E-Mini Russell 2000 Index Futures	06/21/2024	$ 3,004,260	$ 28,580
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
550,055	American Beacon SiM High Yield Opportunities Fund Class Y*	$ 5,022,002	USD SOFR plus 165 bp	2/12/2027	BRC	$ -
419,463	Cohen & Steers Preferred Securities and Income Fund, Inc. Class I*	5,067,114	USD FED plus 165 bp	3/3/2025	CIBC	-
643,501	Eaton Vance Emerging Markets Debt Opportunities Fund Class I*	5,038,610	USD SOFR plus 165 bp	2/26/2027	BRC	-
328,084	Nuveen Preferred Securities & Income Fund Class I*	5,016,404	USD SOFR plus 165 bp	3/15/2027	BRC	-
564,334	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class*	5,011,287	USD SOFR plus 165 bp	3/15/2027	BRC	-
559,284	Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class*	5,055,928	USD FED plus 165 bp	3/3/2025	CIBC	-
496,032	Thompson Bond Fund*	5,019,841	USD SOFR plus 165 bp	2/1/2027	BRC	-

					Total:	$ -
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	SOFR - Secured Overnight Financing Rate
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
*	Swap contract reset at March 31, 2024.